Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

	November 30,
(in millions)	2018	2017
Ships and ship improvements	$46,957	$46,744
Ships under construction	2,004	790
Other property and equipment	3,661	3,331
Total property and equipment	52,622	50,865
Less accumulated depreciation	(17,286)	(16,435)
	$35,336	$34,430